INCOME (LOSS) PER SHARE / EARNINGS PER SHARE (Details Narrative) - shares	3 Months Ended	6 Months Ended
	May 31, 2021	May 31, 2021
Earnings Per Share [Abstract]
Contingently issuable shares	1,155,000	1,155,000